Non-controlling Interests (Tables)	9 Months Ended
Sep. 30, 2019
Noncontrolling Interest [Abstract]
Non-controlling Interest
The following table summarizes the activity related to investment arrangements with the unaffiliated third parties:

						Distributions (2)		Distributions (2)
		Third Party Net Investment Amount	Non-Controlling Ownership Percentage	Net Real Estate Assets Subject to Investment Arrangement (1)		Three Months Ended September 30,		Nine Months Ended September 30,
Property Name (Dollar amounts in thousands)	Investment Date	As of September 30, 2019	As of September 30, 2019	As of September 30, 2019	As of December 31, 2018	2019	2018	2019	2018
Plaza Del Rio Medical Office Campus Portfolio	May 2015	$416	2.4%	$14,289	$14,747	$—	$—	$—	$87
UnityPoint Clinic Portfolio (2)	December 2017	$493	5.0%	$8,941	$9,241	$—	$—	$—	$—
______________
(1) One property within the Plaza Del Rio Medical Office Campus Portfolio was pledged to secure the Multi-Property CMBS Loan. See Note 4 - Mortgage Notes Payable for additional information.
(2) Assumed as part of the HT III Asset Purchase. See Note 9 - Related Party Transactions and Arrangements for further information on the Asset Purchase.